SALES OF MINERAL RIDGE GOLD, LLC (Details Narrative) - USD ($)		6 Months Ended
	Aug. 25, 2025	Jun. 30, 2026
Notes and other explanatory information [abstract]
Description of consideration purchase price terms		Under the terms of the Agreement, the Purchaser acquired all membership interests in MRG, along with the related unpatented mining claims comprising MRG’s Mineral Ridge project located in Esmeralda County, Nevada (the "Project"), for an aggregate cash purchase price of $7,500,000. $700,000 of the purchase price will be advanced by the Purchaser as a non-refundable deposit to the Company by August 7, 2025 (received). $4,300,000 is due upon closing, which is expected to occur no later than August 25, 2025 (received). On completion of the Transaction, $1,500,000 of the purchase price will be retained in escrow as an indemnification holdback, with such funds being released to the Company on the 3-month (as to 50%, received) and 9-month (as to 50%, received) anniversaries of the closing date, as well as an additional $1,000,000 to be paid on the 12-month anniversary of the closing date, by the Purchaser to the Company.
Present value	$ 2,500,000
Proceeds to be received in future dates	$ 2,376,488
Discount rate	7.30%
Sales of gain		$ 9,158,869